Basis of preparation of the consolidated financial statements (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
At January 1, 2024	$ 1,452,037	$ 1,708,173	$ 1,642,388
Net loss for the year	(187,407)	(291,810)	76,988
Other comprehensive income (loss) for the year	(186,630)	79,025	60,864
Total comprehensive (loss) income for the year	(374,037)	(212,785)	137,852
At December 31, 2024	1,060,293	1,452,037	1,708,173
Retained earnings [member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	(1,031,325)	(739,357)	(745,178)
Net loss for the year	(205,030)	(291,968)	49,695
Other comprehensive income (loss) for the year
Total comprehensive (loss) income for the year	(205,030)	(291,968)	49,695
At December 31, 2024	(1,240,990)	(1,031,325)	(739,357)
Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	(161,836)	(235,964)	(292,052)
Net loss for the year
Other comprehensive income (loss) for the year	(173,729)	74,128	56,088
Total comprehensive (loss) income for the year	(173,729)	74,128	56,088
At December 31, 2024	(335,565)	(161,836)	(235,964)
Total Nexa Shareholders [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	1,197,324	1,440,164	1,384,381
Net loss for the year	(205,030)	(291,968)	49,695
Other comprehensive income (loss) for the year	(173,729)	74,128	56,088
Total comprehensive (loss) income for the year	(378,759)	(217,840)	105,783
At December 31, 2024	813,930	1,197,324	1,440,164
Previously stated [member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	1,456,634	1,710,254	1,644,280
Net loss for the year		(289,196)	76,394
Other comprehensive income (loss) for the year		78,927	61,647
Total comprehensive (loss) income for the year		(210,269)	138,041
At December 31, 2024		1,456,634	1,710,254
Previously stated [member] | Retained earnings [member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	(1,030,435)	(741,081)	(746,308)
Net loss for the year		(289,354)	49,101
Other comprehensive income (loss) for the year
Total comprehensive (loss) income for the year		(289,354)	49,101
At December 31, 2024		(1,030,435)	(741,081)
Previously stated [member] | Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	(158,129)	(232,159)	(289,030)
Net loss for the year
Other comprehensive income (loss) for the year		74,030	56,871
Total comprehensive (loss) income for the year		74,030	56,871
At December 31, 2024		(158,129)	(232,159)
Previously stated [member] | Total Nexa Shareholders [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	1,201,921	1,442,245	1,386,273
Net loss for the year		(289,354)	49,101
Other comprehensive income (loss) for the year		74,030	56,871
Total comprehensive (loss) income for the year		(215,324)	105,972
At December 31, 2024		1,201,921	1,442,245
Adjustments [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	(4,597)	(2,081)	(1,892)
Net loss for the year		(2,614)	594
Other comprehensive income (loss) for the year		98	(783)
Total comprehensive (loss) income for the year		(2,516)	(189)
At December 31, 2024		(4,597)	(2,081)
Adjustments [Member] | Retained earnings [member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	(890)	1,724	1,130
Net loss for the year		(2,614)	594
Other comprehensive income (loss) for the year
Total comprehensive (loss) income for the year		(2,614)	594
At December 31, 2024		(890)	1,724
Adjustments [Member] | Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	(3,707)	(3,805)	(3,022)
Net loss for the year
Other comprehensive income (loss) for the year		98	(783)
Total comprehensive (loss) income for the year		98	(783)
At December 31, 2024		(3,707)	(3,805)
Adjustments [Member] | Total Nexa Shareholders [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	(4,597)	(2,081)	(1,892)
Net loss for the year		(2,614)	594
Other comprehensive income (loss) for the year		98	(783)
Total comprehensive (loss) income for the year		(2,516)	(189)
At December 31, 2024		(4,597)	(2,081)
Revised [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	1,452,037	1,708,173	1,642,388
Net loss for the year		(291,810)	76,988
Other comprehensive income (loss) for the year		79,025	60,864
Total comprehensive (loss) income for the year		(212,785)	137,852
At December 31, 2024		1,452,037	1,708,173
Revised [Member] | Retained earnings [member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	(1,031,325)	(739,357)	(745,178)
Net loss for the year		(291,968)	49,695
Other comprehensive income (loss) for the year
Total comprehensive (loss) income for the year		(291,968)	49,695
At December 31, 2024		(1,031,325)	(739,357)
Revised [Member] | Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	(161,836)	(235,964)	(292,052)
Net loss for the year
Other comprehensive income (loss) for the year		74,128	56,088
Total comprehensive (loss) income for the year		74,128	56,088
At December 31, 2024		(161,836)	(235,964)
Revised [Member] | Total Nexa Shareholders [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2024	$ 1,197,324	1,440,164	1,384,381
Net loss for the year		(291,968)	49,695
Other comprehensive income (loss) for the year		74,128	56,088
Total comprehensive (loss) income for the year		(217,840)	105,783
At December 31, 2024		$ 1,197,324	$ 1,440,164